Share-based Compensation	12 Months Ended
Dec. 31, 2015
Share-based Compensation
Share-based Compensation

23.  Share-based Compensation

For the years ended December 31, 2013, 2014 and 2015, total share-based compensation expenses recognized were RMB261,173, RMB4,249,548 and RMB1,193,945, respectively.

The ordinary shares issued for the Company’s equity incentive plans are held by Fortune Rising, a consolidated variable interest entity of the Company, and accounted for as treasury stocks of the Company prior to their vest. As of December 31, 2015, the Group had reserved 195,907,439 ordinary shares available to be granted as share-based awards.

Share incentive plan

The Company granted share-based awards to eligible employees and non-employees pursuant to the 2008, 2009, 2010, 2011 stock incentive plans and 2011 special stock incentive plan (collectively, the “Plans”), which govern the terms of the awards. On December 20, 2013, the Company adopted a 2013 Share Incentive Plan (“2013 Plan”), which was approved by the Board of Directors of the Company, to replace the Plans. The awards granted and outstanding under the Plans will survive and remain effective and binding under the 2013 Plan, subject to certain amendments to the original award agreements. The adoption of 2013 Plan did not result in any significant incremental share-based compensation expenses. The 2013 Plan was replaced by a share incentive plan entitled “Share Incentive Plan” containing substantially the same terms as the 2013 Plan on November 13, 2014.

Share option exchange program

On December 20, 2013, the Company launched a one-time stock option exchange program (the “Program”) pursuant to which eligible employees were able to exchange certain of their unvested RSUs for share options with the exercise price of US$3.96 per share. The Group’s named executive officers and members of the Group’s Board of Directors were not eligible to participate in the Program. The Program expired on December 27, 2013. As a result of the Program, 7,954,526 unvested RSUs were accepted for exchange and were cancelled effective as of the expiration of the Program, and in exchange for those RSUs, the Company issued options to purchase 23,863,578 ordinary shares to the employees who participated in the Program. The new awards are subject to the original vesting schedule with the corresponding exchanged RSUs. The Company accounted for the Program as a probable to probable modification and expected to take a modification charge for the incremental compensation costs of RMB89,030 as a result of the exchange over the remaining vesting periods of 1 to 6 years.

1)Employee awards

The non-vested ordinary shares, RSUs and share options are scheduled to be vested over three to six years:

(1) One-third, one-fourth, one-fifth or one-sixth of the awards, depending on different vesting schedules of the 2013 Plans, shall be vested upon the end of the calendar year in which the awards were granted or the first anniversary dates of the grants;

(2) The remaining of the awards shall be vested on straight line basis at the end of the remaining calendar or the anniversary years.

Non-vested ordinary shares

A summary of activities of the non-vested ordinary shares for the year ended December 31, 2013 is presented below:

	Number of Shares	Weighted-Average Grant-Date Fair Value
		US$

Unvested at January 1, 2013	2,829,080	0.24
Granted	—
Vested	(2,320,633)	0.24
Forfeited	(508,447)	0.24

Unvested at December 31, 2013	—	—

No non-vested ordinary shares activities for the years ended December 31, 2014 and 2015.

For the years ended December 31, 2013, 2014 and 2015, total share-based compensation expenses recognized by the Group for the non-vested ordinary shares granted were RMB1,142, nil and nil, respectively.

As of December 31, 2013, all share-based compensation expenses related to the non-vested ordinary shares granted have been recognized.

RSUs

a) Service-based RSUs

A summary of activities of the service-based RSUs for the years ended December 31, 2013, 2014 and 2015 is presented below:

	Number of RSUs	Weighted-Average Grant-Date Fair Value

Unvested at January 1, 2013	30,818,337	3.65
Granted	15,075,413	3.95
RSUs exchanged in connection with the share option exchange program	(7,954,526)	3.83
Vested	(6,365,824)	3.62
Forfeited	(4,422,552)	3.66

Unvested at December 31, 2013	27,150,848	3.77

Unvested at January 1, 2014	27,150,848	3.77
Granted	14,588,400	8.43
Vested	(6,385,905)	3.71
Forfeited	(3,649,817)	5.07

Unvested at December 31, 2014	31,703,526	5.77

Unvested at January 1, 2015	31,703,526	5.77
Granted	18,295,642	14.37
Vested	(7,130,556)	4.96
Forfeited	(3,934,276)	9.73

Unvested at December 31, 2015	38,934,336	9.56

For the years ended December 31, 2013, 2014 and 2015, total share-based compensation expenses recognized by the Group for the service-based RSUs granted were RMB254,124, RMB386,632 and RMB690,742, respectively.

As of December 31, 2015, there were RMB1,649,328 of unrecognized share-based compensation expenses related to the service-based RSUs granted. The expenses are expected to be recognized over a weighted-average period of 5.1 years.

b) Performance-based RSUs

A summary of activities of the performance-based RSUs for the years ended December 31, 2014 and 2015 is presented below:

	Number of RSUs	Weighted-Average Grant-Date Fair Value

Unvested at January 1, 2014	—	—
Granted	1,515,151	6.33
Vested	—	—
Forfeited	(48,493)	6.33

Unvested at December 31, 2014	1,466,658	6.33

Granted	—	—
Vested	(188,936)	6.33
Forfeited	(401,358)	6.33

Unvested at December 31, 2015	876,364	6.33

The Company granted nil, 1,515,151 and nil performance-based RSUs to its employees for the years ended December 31, 2013, 2014, and 2015, respectively.

For the years ended December 31, 2013, 2014 and 2015, total share-based compensation expenses recognized by the Group for the performance-based RSUs granted were nil, 14,124, and RMB4,630, respectively.

As of December 31, 2015, there were RMB7,788 of unrecognized share-based compensation expenses related to the performance-based RSUs granted. The expenses are expected to be recognized over a weighted-average period of 3.1 years.

Share Options

The Company granted 3,048,750, 2,745,000 and 5,652,500 service-based share options to its employees for the years ended December 31, 2013, 2014 and 2015, respectively. In December, 2013, the Company launched a one-time stock option exchange program under which 7,954,526 RSUs were exchanged for 23,863,578 share options, with the exercise price of US$3.96 per share.

A summary of activities of the service-based share options for the years ended December 31, 2013, 2014 and 2015 is presented below:

Share options	Number of share options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
		US$		US$

Outstanding as of January 1, 2013	—
Granted	3,048,750	3.96
Share options exchanged in connection with the share option exchange program	23,863,578	3.96
Exercised	—
Forfeited or cancelled	—
Expired	—

Outstanding as of December 31, 2013	26,912,328	3.96	9.4	—

Granted	2,745,000	8.20
Exercised	(849,844)	3.96
Forfeited or cancelled	(2,606,232)	4.31
Expired	—

Outstanding as of December 31, 2014	26,201,252	4.37	8.5	189,729

Granted	5,652,500	13.17
Exercised	(2,694,404)	4.07
Forfeited or cancelled	(1,724,726)	6.07
Expired	—

Outstanding as of December 31, 2015	27,434,622	6.10	8.1	275,040

Vested and expected to vest as of December 31, 2015	24,691,160	6.10	8.1	247,536
Exercisable as of December 31, 2015	7,250,546	4.08	7.4	87,394

The weighted average grant date fair value of options granted for the years ended December 31, 2013, 2014 and 2015 was US$1.94, US$4.48 and US$5.59 per share, respectively.

No options were exercised for the year ended December 31, 2013. The total intrinsic value of options exercised during the years ended December 31, 2014 and 2015 was US$6,648 and US$29,522, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the share options. Cash received from the exercises of share options of the Company during the years ended December 31, 2014 and 2015 was nil and US$12,332, respectively. Cash receivable from the exercises of share options of the Company as of December 31, 2014 and 2015 was US$3,365 and US$1,992, respectively.

For the years ended December 31, 2013, 2014 and 2015, total share-based compensation expenses recognized by the Group for the share options granted were RMB4,007, RMB115,469 and RMB103,962, respectively. As of December 31, 2015, there were RMB271,059 of unrecognized share-based compensation expenses related to the share options granted. The expenses are expected to be recognized over a weighted-average period of 5.0 years.

The estimated fair value of each option grant is estimated on the date of grant using the Binominal option-pricing model with the following assumptions:

	2013	2014	2015
Expected volatility	47%~50%	52%~53%	33%~50%
Risk-free interest rate (per annum)	1.83%~2.91%	2.42%~3.50%	2.17%~2.65%
Exercise multiples	2.8	2.8	2.0~2.8
Expected dividend yield	—	—	—
Expected term (in years)	7.4~10.0	10.0	10.0
Fair value of the underlying shares on the date of option grants (US$)	3.96	6.33~12.51	11.57~14.69

The Group estimated the risk free interest rate based on the yield to maturity of U.S. treasury bonds denominated in USD at the option valuation date. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a research study regarding exercise pattern from historical statistical data. Expected term is the contract life of the option. The expected volatility at the date of grant date and each option valuation date was estimated based on the implied volatility of the Company and the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future.

2)Non-employee awards

RSUs

A summary of activities of the non-employee RSUs for the years ended December 31, 2013, 2014 and 2015 is presented below:

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$
Unvested at January 1, 2013	—
Granted	107,992	3.96
Vested	(77,992)	3.96

Unvested at December 31, 2013	30,000	3.96

Unvested at January 1, 2014	30,000	3.96
Granted	389,965	7.89
Vested	(5,000)	3.96

Unvested at December 31, 2014	414,965	7.65

Unvested at January 1, 2015	414,965	7.65
Granted	300,000	12.94
Vested	(237,779)	7.56

Unvested at December 31, 2015	477,186	11.02

For the years ended December 31, 2013, 2014 and 2015, total share-based compensation expenses recognized for the non-employee RSUs granted were RMB1,900, RMB15,917 and RMB23,305, respectively.

As of December 31, 2015, there were RMB33,635 of unrecognized share-based compensation expenses related to the non-employee RSUs granted. The expenses are expected to be recognized over a weighted-average period of 5.3 years.

3)Founder awards

RSUs

         On March 11, 2014, the Company approved a grant of 93,780,970 RSUs to the Founder, Mr. Richard Qiangdong Liu. The share awards were immediately vested and the Company recorded a share-based compensation charge of RMB3,685,041 for the year ended December 31, 2014. The grant date fair value of the awards was US$6.3 per share.

Share options

 In May 2015, the board of directors approved a 10-year compensation plan for the Founder, Mr. Liu. Under this plan, Mr. Liu will receive RMB0.001 per year in cash salary and zero cash bonus during the 10-year period. Mr. Liu was granted an option to acquire a total of 26,000,000 Class A ordinary shares of the Company with an exercise price of US$16.70 per share (or US$33.40 per ADS) under the Company’s Share Incentive Plan, subject to a 10-year vesting schedule with 10% of the awards vesting on each anniversary of the grant date. The Company will not grant any additional equity incentive to Mr. Liu during the 10-year period.

         For the years ended December 31, 2015, total share-based compensation expenses recognized for the Founder’s share options granted were RMB240,024.

         As of December 31, 2015, there were RMB1,100,865 of unrecognized share-based compensation expenses related to the Founder’s share options granted. The expenses are expected to be recognized over a weighted-average period of 9.4 years.

The method used to determine fair value of the share options granted to the Founder was the same as the method used for the share options granted to the employees as described above. The assumptions used in the Binominal option-pricing model to estimate fair value of the Founder’s share option on the date of grant is presented below:

2015
Expected volatility	36%~38%
Risk-free interest rate (per annum)	2.74%~2.79%
Exercise multiples	2.0
Expected dividend yield	—
Expected term (in years)	10.0
Fair value of the underlying shares on the date of option grants (US$)	16.70~16.93

4)Share-based compensation of subsidiaries

 In October 2015, the Group’s finance business (“JD Finance”) adopted a 2015 Share Incentive Plan (“2015 JD Finance Plan”), which permits the granting of stock options, share appreciation rights, restricted share units and restricted shares of JD Finance to employees, directors and consultants. The Company granted restricted shares units of JD Finance equivalent to approximately 7.25% of the subsidiary’s ordinary shares on a fully diluted basis in 2015. Share-based compensation expenses recognized for the JD Finance RSUs granted during the year ended December 31, 2015 were RMB95,664. As of December 31, 2015, the unrecognized compensation expenses, related to 2015 JD Finance Plan was RMB484,590. The expenses are expected to be recognized over a weighted-average period of 6.2 years.